S000094557 [Member] Performance Management - Franklin New Jersey Municipal Income ETF	Oct. 01, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The fund has not commenced operations as of the date of this prospectus. Simultaneous with the fund’s commencement of operations, which is anticipated to occur on or about November 10, 2025, the fund will acquire the assets and assume the liabilities of the Putnam New Jersey Tax Exempt Income Fund (the “Predecessor Fund”) in a reorganization (the “Reorganization”). As a result of the Reorganization, the fund will adopt the performance and financial history of the Predecessor Fund’s Class R6 shares.
The accompanying bar chart and table provide some indication of the risks of investing in the Predecessor Fund. The bar chart shows changes in the Predecessor Fund’s performance from year to year (represented by the performance of the Predecessor Fund’s Class R6) The table shows the average annual total returns of the Predecessor Fund and also compares the Predecessor Fund’s performance with the average annual total returns of a broad measure of market performance. The fund has the same investment goal and substantially similar strategies as the Predecessor Fund. However, the fund has a lower net expense ratio than each share class of the Predecessor Fund. As a result, the performance returns of the fund for the periods shown would have been different than those of the Predecessor Fund. Had the Predecessor Fund been structured as an ETF, its performance may have differed.
The fund makes updated performance information, including its current net asset value per share, available at www.franklintempleton.com.
The fund’s (and Predecessor Fund’s) past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The fund’s (and Predecessor Fund’s) past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows changes in the Predecessor Fund’s performance from year to year (represented by the performance of the Predecessor Fund’s Class R6) The table shows the average annual total returns of the Predecessor Fund and also compares the Predecessor Fund’s performance with the average annual total returns of a broad measure of market performance.
Performance One Year or Less [Text]	The fund has not commenced operations as of the date of this prospectus.
Bar Chart [Heading]	Annual total returns for class R6 shares
Bar Chart Closing [Text Block]

Best Quarter:	Q4 2023	7.41%
Worst Quarter:	Q1 2022	-5.82%
As of June 30, 2025, the year-to-date return was -0.73%

Performance Table Heading	Average annual total returns (for periods ended 12/31/24)
Performance Table Narrative
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Performance Table Uses Highest Federal Rate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Performance Availability Website Address [Text]	www.franklintempleton.com
Putnam New Jersey Tax Exempt Income Fund - Class R6
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(0.73%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.41%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(5.82%)
Lowest Quarterly Return, Date	Mar. 31, 2022